Income taxes - Unrecognized (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Temporary differences	€ 1,743	€ 1,579
Tax losses carried forward	19,482	18,324
Tax credits	344	311
Total	€ 21,569	€ 20,214